ING MUTUAL FUNDS	ING EQUITY TRUST
ING Global Value Choice Fund	ING Value Choice Fund
ING International Value Choice Fund

(collectively “Registrants”)

Supplement dated March 29, 2012

to the current Prospectuses of each of the above-named Funds of the above-named Registrants

Effective April 1, 2012, David B. Iben is removed as portfolio manager from ING Global Value Choice Fund and ING Value Choice Fund. Additionally, Alberto Jiminez Crespo is removed as a co-portfolio manager to ING International Value Choice Fund. Emily Alejos and Andrew Thelen are added as portfolio managers to ING Global Value Choice Fund and R. Rowe Michels and Joann Barry are added as portfolio managers to ING Value Choice Fund. Each of the Funds’ Prospectuses are hereby revised as follows:

1.	ING Global Value Choice Fund

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	Tradewinds Global Investors, LLC

Portfolio Managers
Emily Alejos	Andrew Thelen
Portfolio Manager (since 04/12)	Portfolio Manager (since 04/12)

The first and second paragraphs of the sub-section entitled “Management of the Funds – ING Global Value Choice Fund” in the statutory section of the Fund’s Prospectus, are hereby deleted and replaced with the following:

ING Global Value Choice Fund

The following individuals are jointly responsible for the day-to-day management of ING Global Value Choice Fund.

Emily Alejos, CFA, joined Tradewinds in 2007 and serves as a co-chief investment officer, portfolio manager, agribusiness analyst, and food analyst. Prior to joining Tradewinds, Ms. Alejos maintained several different positions including director and portfolio manager/analyst on the firm’s international focus team, portfolio manager and head of Latin American equities, and served as a senior member of the firm’s global emerging markets team with Credit Suisse Asset Management (1997 – 2006).

Andrew Thelen, CFA, joined Tradewinds in 2006 and serves as a co-chief investment officer, portfolio manager, chemicals analyst, and services analyst. Prior to joining Tradewinds, Mr. Thelen was an equity analyst with Concord Investment Counsel where he focused on fundamental company analysis and special situations. Prior to that, he was chief financial officer for an international marketing services firm that specialized in on-line advertising and communications.

2.	ING International Value Choice Fund

All reference to Alberto Jiminez Crespo is hereby deleted from the Fund’s Prospectuses.

3.	ING Value Choice Fund

The section entitled “Portfolio Management” in the summary section of the Fund’s Prospectus, is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	Tradewinds Global Investors, LLC

Portfolio Managers
F. Rowe Michels	Joann Barry
Portfolio Manager (since 04/12)	Portfolio Manager (since 04/12)

The second and third paragraphs of the sub-section entitled “Management of the Funds – ING Value Choice Fund” in the statutory section of the Fund’s Prospectus, are hereby deleted and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of ING Value Choice Fund.

Joann Barry, CFA, joined Tradewinds in 2009 and serves as a portfolio manager, media analyst and paper/forest products analyst. Prior to joining Tradewinds, Ms. Barry served as the managing director/head of the North American consumer discretionary team at Deutsche Bank (1995 – 2005).

F. Rowe Michels, CFA, joined Tradewinds in 2009 and serves as a portfolio manager, interim energy analyst, and currently oversees the research efforts of Tradewinds analysts. Prior to that, Mr. Michels served as director of research for Wexford Capital (2008 – 2009) and prior to that, he maintained several different positions with Bear Stearns from (1998 – 2008)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS	ING EQUITY TRUST
ING Global Value Choice Fund	ING Value Choice Fund
ING International Value Choice Fund

(collectively “Registrants”)

Supplement dated March 29, 2012

to the current Statements of Additional Information (“SAIs”)

of each of the above-named Funds of the above-named Registrants

Effective April 1, 2012, David B. Iben is removed as portfolio manager from ING Global Value Choice Fund and ING Value Choice Fund. Additionally, Alberto Jiminez Crespo is removed as a co-portfolio manager to ING International Value Choice Fund. Emily Alejos and Andrew Thelen are added as portfolio managers to ING Global Value Choice Fund and R. Rowe Michels and Joann Barry are added as portfolio managers to ING Value Choice Fund. Each of the Funds’ SAI’s are hereby revised as follows:

1.	ING Global Value Choice Fund

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Global Value Choice Fund” in the Fund’s SAI are hereby deleted and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2011:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Emily Alejos	2	$153,682,321	5	$121,892,762	2,990	$1,470,205,932
Andrew Thelen	1	$1,019,531	0	$0	1	$1,579,072

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of December 31, 2011, including investments by their immediate family members and amounts through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Emily Alejos	None
Andrew Thelen	None

2.	ING International Value Choice Funds

All references to Alberto Jimenez Crespo are hereby removed from the Fund’s SAI.

3.	ING Value Choice Fund

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Value Choice Fund” in the Fund’s SAI are hereby deleted and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2011:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joann Barry	0	$0	1	$229,368,900	2	$49,975,213
F. Rowe Michels	0	$0	0	$0	0	$0

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of December 31, 2011, including investments by their immediate family members and amounts through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Joann Barry	None
F. Rowe Michels	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE